Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

May 2, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    The Variable Annuity Account A of
               Great-West Life & Annuity Insurance Company
               Certification Pursuant to Rule 497(j) under the Securities Act of 1933
               File No. 811- 01737

Ladies and Gentlemen:

     In lieu of filing the form of prospectus for Variable Annuity Account A, (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

        (1) the form of Statement of Additional Information that would have been filed under paragraph (c) of rule 497 does not differ from that contained in amendment no. 28 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement; and

        (2) the text of amendment no. 28 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 18, 2003.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3838.

Variable Annuity Account A of
Great-West Life & Annuity Insurance Company

(Registrant)


By: /s/ Gregg H. Lehman
    --------------------------------------------------
Gregg H. Lehman
Senior Associate Counsel
Great-West Life & Annuity Insurance Company